Consolidated Statements of Changes in Shareholders' Equity (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
Statement of Stockholders' Equity [Abstract]
Cash dividends declared per ordinary share	$ 0.755	$ 0.665	$ 0.595
Unrealized gain (loss) on derivatives, net of tax	$ 12,514	$ (12,152)	$ (5,522)
Unrealized gain (loss) on short-term interest-bearing investments, net of tax	568	319	(39)
Unrealized (loss) on defined benefit plan, net of tax	$ (6,987)	$ (4,920)	$ (4,411)